FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,614		$ 1,614		$ 2,269
Cash equivalents	462		462		474
Financial assets	16,643		16,643		17,064
Financial liabilities	32,416		32,416		33,644
Derivative financial assets	236		236		277
Derivative financial liabilities	504		504		794
Gross financial assets subject to offsetting	0		0		68
Gross financial liabilities set off against financial assets subject to offsetting	19		19		14
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	22		22		17
Derivative financial liabilities	64		64		59
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	102		102		82
Derivative financial liabilities	252		252		311
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	77		77		11
Financial assets	417		417		341	$ 287
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,335		6,335		5,561
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(110)	$ (50)	57	$ 269
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(35)	$ 0	32	$ (262)
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,259		1,259		850
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,952		4,952		4,041
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,653		2,653		2,769
Infrastructure services | Level 1 and Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	$ 2,661		$ 2,661		$ 2,753